Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Components of Identifiable Intangible Assets
The components of identifiable intangible assets are:

	December 31,
(in thousands)	2023	2022	Estimated Useful Life	Weighted- Average Amortization Period
Acquired developed technology	$119,800	$119,800	3 - 7 years	4.40 years
Internally developed software costs	34,735	30,515	3 years	2.13 years
Customer relationships	14,510	12,360	7 years	4.60 years
Trade names	1,410	1,410	2 - 5 years	1.00 year
Non-competition agreements	30	30	1 year	1.00 year
	170,485	164,115
Impact of currency translation on intangible assets	1,399	304
Less: accumulated amortization	(87,001)	(62,508)
	$84,883	$101,911
Internally developed software costs not meeting general release threshold	2,886	2,105
Trademarks, trade names (non-amortizable)	6,200	6,200	Indefinite
	$93,969	$110,216

Schedule of Expected Future Amortization of Intangible Assets
The expected future amortization of intangible assets, assuming straight-line amortization of capitalized software development costs and acquisition related intangibles, excluding software costs not meeting the general release threshold, is as follows (in thousands):

2024	$22,790
2025	20,869
2026	18,857
2027	15,193
2028	7,174
Thereafter	—
Total	$84,883

Schedule of Amortization Expense
Amortization expense for identifiable intangible assets was allocated as follows:

(in thousands)	2023	2022	2021
Amortization of acquired developed technology	$16,281	$15,307	$11,978
Amortization of internally developed software	6,167	6,349	5,266
Amortization of identifiable intangible assets recorded in cost of sales	$22,448	$21,656	$17,244
Amortization expense recorded in operating expense	1,858	1,863	1,825
Impact of currency translation on intangible assets	(909)	(304)	—

Schedule of Goodwill
The following table presents the goodwill activities for the periods presented:

(in thousands)
Beginning balance - December 31, 2021	$456,570
Q1 2022 Acquisition	1,212
MENU Acquisition	28,495
Punchh Acquisition ASC 805 measurement period adjustment	(1,085)
Foreign currency translation	834
Balance - December 31, 2022	486,026
Foreign currency translation	2,892
Ending balance - December 31, 2023	$488,918

Refer to “Note 2 - Acquisitions” for additional information on goodwill recognized in acquisitions